Long-Term Debt - Narrative (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Short term borrowings outstanding		$ 152,000,000			$ 214,500,000
Issuance of additional debt		2,100,000,000
Equity cushion relating to minimum net worth requirement		$ 1,200,000,000
Percentage of maximum dividend payout restriction		60.00%
Southwest Gas Corporation
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 400,000,000
Line of credit designated for working capital purposes		250,000,000
Short term borrowings outstanding		152,000,000			191,000,000
Centuri
Debt Instrument [Line Items]
Issuance of additional debt		101,000,000
Equity cushion relating to minimum fixed charge ratio coverage requirement		78,000,000
Southwest Gas Credit Facility | Southwest Gas Corporation
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		400,000,000
Line of credit designated as long term debt		150,000,000
Line of credit designated for working capital purposes		250,000,000
Long-term debt		$ 150,000,000
Effective interest rates		3.41%
Maximum current borrowing usage	$ 378,000,000
Short term borrowings outstanding		$ 152,000,000			$ 191,000,000
Commitment fee percentage		0.10%
Southwest Gas Credit Facility | LIBOR | Southwest Gas Corporation
Debt Instrument [Line Items]
Applicable margin		1.00%
Southwest Gas Credit Facility | Alternative Base Rate | Southwest Gas Corporation
Debt Instrument [Line Items]
Applicable margin		0.00%
Commercial Paper Program | Southwest Gas Corporation
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 50,000,000
Borrowings outstanding under facility		50,000,000
Secured Revolving Credit Facility and Term Loan | Centuri
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			$ 590,000,000	$ 450,000,000
Borrowings outstanding under facility		$ 256,000,000
Effective interest rates		4.10%
Maximum current borrowing usage		$ 103,000,000
Minimum current borrowing usage		0
Debt secured by assets		$ 1,100,000,000
Secured Revolving Credit Facility and Term Loan | Centuri | Minimum
Debt Instrument [Line Items]
Commitment fee percentage		0.125%
Secured Revolving Credit Facility and Term Loan | Centuri | Maximum
Debt Instrument [Line Items]
Commitment fee percentage		0.35%
Secured Revolving Credit Facility and Term Loan | Canadian Dealer Offered Rate | Centuri
Debt Instrument [Line Items]
Applicable margin		0.875%
Secured Revolving Credit Facility and Term Loan | Canadian Dealer Offered Rate | Centuri | Maximum
Debt Instrument [Line Items]
Applicable margin		2.25%
Secured Revolving Credit Facility and Term Loan | Alternative Base Rate | Centuri | Minimum
Debt Instrument [Line Items]
Applicable margin		0.00%
Secured Revolving Credit Facility and Term Loan | Alternative Base Rate | Centuri | Maximum
Debt Instrument [Line Items]
Applicable margin		1.25%
Centuri term loan facility | Centuri
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			265,000,000
Line of Credit | Centuri
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			$ 325,000,000
Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable		$ 300,000,000
Debt instrument interest rate	3.70%
Debt instrument discount rate	0.185%